Equity-Accounted Joint Ventures - Bahrain LNG Joint Venture - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) terminal ft³	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 01, 2015
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	1
Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	$ 1,311,739	$ 1,244,264
Bahrain Spirit
Schedule of Equity Method Investments [Line Items]
Term of charter contract (in years)	21 years			21 years
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%				30.00%	30.00%
Interest rate (in percentage)	6.00%
Interest accrued on advances	$ 20,600	15,100
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	90,298	92,655
Bahrain LNG Joint Venture | Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	73,400
Interest Income, Other	$ 5,500	$ 5,100	$ 4,800
Bahrain LNG Joint Venture | Building
Schedule of Equity Method Investments [Line Items]
Length of charter contract (in years)						20 years
Number of terminals | terminal	1
Bahrain LNG Joint Venture | Building | Maximum
Schedule of Equity Method Investments [Line Items]
Capacity of production facility, per day (in cubic feet) | ft³	800,000,000
Bahrain LNG Joint Venture | Nogaholding
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)						30.00%
Bahrain LNG Joint Venture | GIC
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)						24.00%
Bahrain LNG Joint Venture | Samsung C&T
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)						16.00%